AB High Income Fund

Portfolio of Investments

July 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 57.3%
Industrial – 50.7%
Basic – 3.7%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)	U.S.$	2,679	$2,849,098
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		6,778	3,624,118
7.50%, 09/30/2029(a) (b)		2,128	1,091,420
Cleveland-Cliffs, Inc. 7.00%, 03/15/2032(a)		10,852	10,909,481
Constellium SE 3.125%, 07/15/2029(a)	EUR	4,303	4,311,680
3.75%, 04/15/2029(a)	U.S.$	1,336	1,219,411
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		3,051	2,954,670
Element Solutions, Inc. 3.875%, 09/01/2028(a)		5,469	5,072,692
ERP Iron Ore LLC 9.04%, 12/31/2019(c) (d) (e) (f) (g)		1,355	0
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(a)		12,398	11,202,162
4.50%, 09/15/2027(a)		1,475	1,413,660
5.875%, 04/15/2030(a)		308	304,187
6.125%, 04/15/2032(a)		8,694	8,616,192
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		1,084	1,012,186
6.375%, 07/15/2032(a)		5,973	6,051,527
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	4,341	4,833,086
7.50%, 04/15/2029(a)	U.S.$	3,093	3,132,625
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	6,160	7,091,659
9.625%, 03/15/2029(a)	U.S.$	600	643,122
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)	EUR	111	113,706
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	3,011,924
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (c)		3,201	3,079,975
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		4,418	4,345,765
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(d) (e) (f) (g) (h)		16,121	0
Olympus Water US Holding Corp. 9.75%, 11/15/2028(a)		6,092	6,479,235
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)	EUR	554	594,129
5.375%, 11/01/2026(a)	U.S.$	7,122	6,951,467
Sealed Air Corp. 6.875%, 07/15/2033(a)		2,036	2,141,554
SNF Group SACA 3.125%, 03/15/2027(a)		1,487	1,373,461
Vallourec SACA 7.50%, 04/15/2032(a)		2,315	2,420,995
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		5,197	4,652,352
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		2,879	2,787,236
5.625%, 08/15/2029(a)		1,965	1,798,847

			116,083,622

Capital Goods – 4.2%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (c)	EUR	5,856	1,272,025
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(a)	U.S.$	5,355	4,549,960

	Principal Amount (000)		U.S. $ Value

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	3,208	$2,835,269
5.25%, 08/15/2027(a) (b)	U.S.$	1,966	1,124,552
Ball Corp. 6.00%, 06/15/2029		5,894	5,962,635
Bombardier, Inc. 7.25%, 07/01/2031(a)		3,007	3,097,255
7.875%, 04/15/2027(a)		1,643	1,645,917
8.75%, 11/15/2030(a)		5,839	6,329,817
Calderys Financing LLC 11.25%, 06/01/2028(a)		7,661	8,201,371
Crown Americas LLC 5.25%, 04/01/2030		890	871,908
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		9,570	9,735,284
EnerSys 4.375%, 12/15/2027(a)		5,050	4,834,772
6.625%, 01/15/2032(a)		2,704	2,753,068
Enviri Corp. 5.75%, 07/31/2027(a)		5,339	5,168,028
Esab Corp. 6.25%, 04/15/2029(a)		2,372	2,404,956
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	5,663,463
GFL Environmental, Inc. 6.75%, 01/15/2031(a)		1,891	1,943,240
Griffon Corp. 5.75%, 03/01/2028		300	294,180
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC 9.00%, 02/15/2029(a)		1,345	1,385,079
IMA Industria Macchine Automatiche SpA 7.435% (EURIBOR 3 Month + 3.75%), 04/15/2029(a) (i)	EUR	2,560	2,798,285
LSB Industries, Inc. 6.25%, 10/15/2028(a) (j)	U.S.$	5,922	5,763,518
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,225	1,147,024
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		6,823	6,382,448
Paprec Holding SA 7.25%, 11/17/2029(a)	EUR	1,797	2,044,530
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	2,961	2,900,985
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,397,420
4.875%, 05/01/2029		3,750	3,567,410
6.75%, 08/15/2028(a)		13,387	13,650,338
6.875%, 12/15/2030(a)		4,009	4,124,399
7.125%, 12/01/2031(a)		3,530	3,670,428
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		5,072	5,289,129
Triumph Group, Inc. 9.00%, 03/15/2028(a)		7,022	7,406,008

			132,214,701

Communications - Media – 6.2%
AMC Networks, Inc. 4.25%, 02/15/2029		4,017	2,765,830
10.25%, 01/15/2029(a)		6,140	6,062,132
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		1,056	876,452
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	2,077	2,354,480
8.125%, 05/01/2029(a)	U.S.$	2,903	2,997,785
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		2,542	2,163,866
4.25%, 01/15/2034(a)		995	785,928

	Principal Amount (000)		U.S. $ Value

4.50%, 08/15/2030(a)	U.S.$	23,087	$20,208,600
4.50%, 06/01/2033(a)		13,907	11,427,318
4.75%, 03/01/2030(a)		1,939	1,735,353
4.75%, 02/01/2032(a)		25,772	22,078,915
6.375%, 09/01/2029(a)		5,119	4,982,701
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		583	565,071
CSC Holdings LLC 3.375%, 02/15/2031(a)		350	232,597
4.125%, 12/01/2030(a)		412	285,271
4.625%, 12/01/2030(a)		4,460	1,764,681
5.00%, 11/15/2031(a)		330	132,064
5.375%, 02/01/2028(a)		7,472	5,925,703
5.50%, 04/15/2027(a)		4,961	4,144,092
5.75%, 01/15/2030(a)		17,196	6,926,040
6.50%, 02/01/2029(a)		305	234,802
7.50%, 04/01/2028(a)		2,183	1,221,477
11.25%, 05/15/2028(a)		2,417	2,187,195
11.75%, 01/31/2029(a)		2,095	1,892,690
DISH DBS Corp. 5.125%, 06/01/2029		4,409	1,848,944
5.25%, 12/01/2026(a)		11,885	9,885,220
5.75%, 12/01/2028(a)		9,476	6,968,098
5.875%, 11/15/2024		953	888,990
7.375%, 07/01/2028(b)		6,580	3,043,077
DISH Network Corp. 3.375%, 08/15/2026(k)		4,275	2,596,444
Gray Television, Inc. 5.375%, 11/15/2031(a)		2,960	1,911,737
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		4,643	3,864,684
6.75%, 10/15/2027(a)		8,724	8,137,865
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		4,558	4,386,514
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		7,757	7,591,550
Paramount Global 6.375%, 03/30/2062		4,680	4,306,261
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		5,030	4,027,077
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		1,763	1,073,145
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		8,221	7,545,073
Univision Communications, Inc. 4.50%, 05/01/2029(a)		5,716	4,999,213
7.375%, 06/30/2030(a)		8,775	8,445,952
8.50%, 07/31/2031(a)		4,216	4,175,022
Urban One, Inc. 7.375%, 02/01/2028(a)		3,954	3,019,131
Ziggo Bond Co. BV 5.125%, 02/28/2030(a) (b)		4,106	3,614,683
Ziggo BV 4.875%, 01/15/2030(a)		900	820,760

			197,100,483

Communications - Telecommunications – 2.5%
Altice Financing SA 5.75%, 08/15/2029(a)		11,729	8,912,217
Altice France Holding SA 4.00%, 02/15/2028(a)	EUR	1,210	363,066
6.00%, 02/15/2028(a)	U.S.$	1,308	408,051
10.50%, 05/15/2027(a)		9,715	3,680,432
Altice France SA 5.125%, 01/15/2029(a)		1,214	841,634
5.125%, 07/15/2029(a)		18,806	13,192,950
5.50%, 01/15/2028(a)		1,537	1,124,592
5.50%, 10/15/2029(a)		6,460	4,543,964
8.125%, 02/01/2027(a)		1,968	1,591,008

	Principal Amount (000)		U.S. $ Value

Embarq Corp. 7.995%, 06/01/2036	U.S.$	4,321	$1,256,374
Frontier Communications Holdings LLC 8.625%, 03/15/2031(a)		2,925	3,064,390
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	3,490	3,744,926
Optics Bidco SpA Series 2038 7.72%, 06/04/2038(a)	U.S.$	4,715	4,966,138
Telecom Italia Capital SA 7.72%, 06/04/2038		2,280	2,312,952
United Group BV 3.625%, 02/15/2028(a)	EUR	752	782,940
4.00%, 11/15/2027(a)		1,816	1,922,274
4.625%, 08/15/2028(a)		344	364,590
6.75%, 02/15/2031(a)		2,127	2,408,806
8.08% (EURIBOR 3 Month + 4.25%), 02/01/2029(a) (i)		1,531	1,662,568
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)	U.S.$	900	759,099
4.75%, 07/15/2031(a)		12,630	10,842,262
7.75%, 04/15/2032(a)		9,196	9,165,014

			77,910,247

Consumer Cyclical - Automotive – 2.7%
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		3,279	3,277,837
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		6,132	6,142,980
Dana, Inc. 4.25%, 09/01/2030		3,854	3,401,640
Exide Technologies 11.00%, 10/31/2024(d) (f) (g) (h) (l)		26,083	0
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		11,944	12,143,897
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031(b)		3,843	3,591,831
IHO Verwaltungs GmbH 4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (c)		1,869	1,823,031
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (c)		7,306	7,234,832
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a) (c)	EUR	1,751	2,024,072
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)	U.S.$	4,095	4,053,209
Mclaren Finance PLC 7.50%, 08/01/2026(a)		9,232	8,115,149
PM General Purchaser LLC 9.50%, 10/01/2028(a)		5,980	6,143,901
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		5,613	4,818,730
Tenneco, Inc. 8.00%, 11/17/2028(a)		8,316	7,546,379
Titan International, Inc. 7.00%, 04/30/2028		7,168	6,951,810
ZF Finance GmbH Series E 3.75%, 09/21/2028(a)	EUR	100	104,572
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)	U.S.$	2,914	2,974,878
6.875%, 04/14/2028(a)		1,539	1,579,207
6.875%, 04/23/2032(a)		2,914	3,011,752
7.125%, 04/14/2030(a)		1,539	1,597,925

			86,537,632

Consumer Cyclical - Entertainment – 2.4%
Carnival Corp. 5.75%, 01/15/2030(a)	EUR	892	995,564

	Principal Amount (000)		U.S. $ Value

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.25%, 07/15/2029	U.S.$	30	$29,211
5.375%, 04/15/2027		30	29,897
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		1,512	1,509,311
Loarre Investments SARL 6.50%, 05/15/2029(a)	EUR	2,240	2,451,175
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)	U.S.$	3,024	3,133,674
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	2,973	3,050,740
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	4,909	4,886,112
5.875%, 02/15/2027(a)		1,300	1,292,770
8.125%, 01/15/2029(a)		3,062	3,252,704
8.375%, 02/01/2028(a)		1,042	1,097,038
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		6,220	6,188,206
5.50%, 08/31/2026(a)		5,098	5,075,144
5.50%, 04/01/2028(a)		20,172	20,095,417
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		4,269	4,064,826
Six Flags Entertainment Corp./DE 7.25%, 05/15/2031(a)		3,967	4,082,029
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		2,430	2,416,304
7.00%, 02/15/2029(a)		6,171	6,232,758
9.125%, 07/15/2031(a)		3,056	3,332,536
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		3,618	3,529,923

			76,745,339

Consumer Cyclical - Other – 3.8%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	5,421,392
6.25%, 09/15/2027(a)		6,404	6,359,862
Builders FirstSource, Inc. 6.375%, 06/15/2032(a)		2,339	2,373,822
6.375%, 03/01/2034(a)		4,668	4,709,833
Caesars Entertainment, Inc. 7.00%, 02/15/2030(a)		4,502	4,643,141
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		2,523	2,435,737
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	1,375	1,535,503
Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	2,881	2,784,091
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,167	5,406,975
5.875%, 04/01/2029(a)		4,497	4,537,727
6.125%, 04/01/2032(a)		2,576	2,603,614
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		1,162	1,045,605
5.00%, 06/01/2029(a)		6,848	6,438,489
6.625%, 01/15/2032(a)		1,802	1,820,197
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		838	825,768
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a) (b)		1,338	1,244,162
Masterbrand, Inc. 7.00%, 07/15/2032(a)		3,776	3,879,028
Mattamy Group Corp. 4.625%, 03/01/2030(a)		5,478	5,137,394
MGM Resorts International 4.75%, 10/15/2028		4,015	3,859,370
5.50%, 04/15/2027		4,386	4,351,093

	Principal Amount (000)		U.S. $ Value

Miller Homes Group Finco PLC 7.00%, 05/15/2029(a)	GBP	2,900	$3,540,344
9.08% (EURIBOR 3 Month + 5.25%), 05/15/2028(a) (i)	EUR	2,233	2,426,970
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)	U.S.$	1,314	1,333,181
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		3,292	3,154,888
4.75%, 04/01/2029		4,530	4,290,157
Standard Industries, Inc./NJ 6.50%, 08/15/2032(a)		3,044	3,051,733
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		4,781	4,757,530
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		328	320,371
5.75%, 01/15/2028(a)		304	304,263
5.875%, 06/15/2027(a)		294	295,145
Thor Industries, Inc. 4.00%, 10/15/2029(a)		2,054	1,854,388
Travel & Leisure Co. 4.50%, 12/01/2029(a)		3,509	3,262,477
4.625%, 03/01/2030(a)		10,068	9,243,908
6.625%, 07/31/2026(a)		3,533	3,567,046
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,305,153
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		5,631	5,420,833

			120,541,190

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		4,965	4,669,184
4.00%, 10/15/2030(a)		1,843	1,642,780
4.375%, 01/15/2028(a)		83	78,969
6.125%, 06/15/2029(a)		5,000	5,054,932

			11,445,865

Consumer Cyclical - Retailers – 2.8%
Arko Corp. 5.125%, 11/15/2029(a)		4,612	4,021,383
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		3,398	3,180,558
5.00%, 02/15/2032(a)		340	313,231
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		63	63,573
6.75%, 07/01/2036		1,479	1,479,427
6.875%, 11/01/2035		9,394	9,520,532
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		1,082	1,107,274
Carvana Co. 5.50%, 04/15/2027(a)		1,469	1,310,019
13.00%, 06/01/2030(a) (c) (j)		3,582	3,950,016
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)		4,748	4,964,938
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	1,681	1,852,923
FirstCash, Inc. 6.875%, 03/01/2032(a)	U.S.$	6,830	6,901,066
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		1,246	1,117,047
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		4,943	4,812,290
8.75%, 01/15/2032(a)		3,363	3,204,771
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		419	390,544
6.375%, 01/15/2030(a)		1,276	1,288,491

	Principal Amount (000)		U.S. $ Value

Kontoor Brands, Inc. 4.125%, 11/15/2029(a)	U.S.$	3,885	$3,569,283
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		330	310,512
8.25%, 08/01/2031(a)		3,312	3,469,583
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(a)		3,047	1,751,517
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		2,793	2,805,331
Penske Automotive Group, Inc. 3.75%, 06/15/2029		1,215	1,108,810
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		3,529	3,425,899
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		6,301	5,761,102
4.875%, 11/15/2031(a)		525	469,582
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		4,261	4,197,926
Staples, Inc. 10.75%, 09/01/2029(a)		9,047	8,767,229
12.75%, 01/15/2030(a)		2,487	1,932,305
White Cap Buyer LLC 6.875%, 10/15/2028(a)		2,257	2,233,966
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		798	680,996

			89,962,124

Consumer Non-Cyclical – 6.9%
AdaptHealth LLC 5.125%, 03/01/2030(a)		2,000	1,793,360
6.125%, 08/01/2028(a)		132	128,928
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		3,290	3,205,967
4.875%, 02/15/2030(a)		2,263	2,162,805
5.875%, 02/15/2028(a)		1,997	1,980,428
6.50%, 02/15/2028(a)		6,117	6,202,345
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		8,167	8,388,098
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		10,910	8,397,817
6.25%, 02/15/2029(a)		4,938	2,604,336
CAB SELAS 3.375%, 02/01/2028(a)	EUR	4,859	4,880,601
Cheplapharm Arzneimittel GmbH 7.50%, 05/15/2030(a)		3,400	3,814,776
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	1,291	1,062,216
5.625%, 03/15/2027(a)		697	667,642
6.00%, 01/15/2029(a)		11,502	10,678,467
6.125%, 04/01/2030(a)		7,452	5,679,623
6.875%, 04/01/2028(a)		1,066	835,137
DaVita, Inc. 3.75%, 02/15/2031(a)		2,173	1,880,283
4.625%, 06/01/2030(a)		14,428	13,218,481
Elanco Animal Health, Inc. 6.65%, 08/28/2028(j)		8,293	8,449,299
Embecta Corp. 5.00%, 02/15/2030(a)		6,541	5,615,023
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		5,910	4,502,075
Endo Finance Holdings, Inc. 8.50%, 04/15/2031(a)		3,735	3,938,407
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		1,476	1,497,379
Grifols SA 3.875%, 10/15/2028(a)	EUR	10,342	9,840,331
Gruenenthal GmbH 6.75%, 05/15/2030(a)		3,233	3,684,568

	Principal Amount (000)		U.S. $ Value

Iceland Bondco PLC 9.33% (EURIBOR 3 Month + 5.50%), 12/15/2027(a) (i)	EUR	1,447	$1,590,444
10.875%, 12/15/2027(a)	GBP	430	587,994
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	3,082	3,073,549
6.50%, 05/15/2030(a)	U.S.$	898	923,983
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		3,671	3,350,003
Medline Borrower LP 3.875%, 04/01/2029(a)		6,982	6,516,117
5.25%, 10/01/2029(a)		14,103	13,636,242
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		3,280	2,218,133
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		3,721	2,909,364
5.75%, 11/01/2028(a)		12,657	7,544,513
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		3,395	3,670,913
Neopharmed Gentili SpA 7.125%, 04/08/2030(a)	EUR	1,890	2,101,357
Newell Brands, Inc. 4.875%, 06/01/2025	U.S.$	748	743,888
5.70%, 04/01/2026(j)		736	734,532
6.375%, 09/15/2027		1,346	1,347,897
7.00%, 04/01/2046(j)		1,969	1,731,514
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		4,780	4,490,694
5.125%, 04/30/2031(a)		7,607	6,988,617
6.75%, 05/15/2034(a)		1,123	1,134,554
7.875%, 05/15/2034(a)		714	742,668
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		42	36,889
6.625%, 04/01/2030(a)		5,865	5,478,506
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		328	303,834
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,424,423
4.625%, 04/15/2030(a)		414	385,768
6.25%, 02/15/2032(a)		1,216	1,233,244
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		9,327	8,706,025
Sotera Health Holdings LLC 7.375%, 06/01/2031(a)		4,522	4,622,675
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		3,099	2,602,716
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		3,065	3,170,130
Tenet Healthcare Corp. 6.125%, 06/15/2030		1,026	1,030,243
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		3,651	3,559,276
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)		218	216,246
US Foods, Inc. 4.75%, 02/15/2029(a)		314	300,650
6.875%, 09/15/2028(a)		282	289,717

			218,505,710

Energy – 7.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		290	283,555
5.75%, 03/01/2027(a)		280	279,239
5.75%, 01/15/2028(a)		350	347,806
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		1,215	1,202,556

	Principal Amount (000)		U.S. $ Value

Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)	U.S.$	1,816	$1,865,979
7.25%, 07/15/2032(a)		1,608	1,669,921
Buckeye Partners LP 3.95%, 12/01/2026		30	28,942
4.125%, 03/01/2025(a)		21	20,728
6.875%, 07/01/2029(a)		6,006	6,101,511
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		2,387	2,387,790
7.00%, 06/15/2025(a)		9,430	9,435,035
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		3,111	3,047,520
8.375%, 07/01/2028(a)		5,057	5,318,828
8.625%, 11/01/2030(a)		1,307	1,411,373
8.75%, 07/01/2031(a)		4,169	4,488,863
CNX Resources Corp. 6.00%, 01/15/2029(a)		1,665	1,649,303
7.25%, 03/01/2032(a)		2,660	2,747,863
7.375%, 01/15/2031(a)		350	361,509
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		1,289	1,249,490
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		2,068	2,096,553
7.625%, 04/01/2032(a)		2,034	2,085,007
9.25%, 02/15/2028(a)		2,282	2,409,809
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		6,469	6,631,781
EnLink Midstream Partners LP Series C 9.71% (CME Term SOFR 3 Month + 4.37%), 09/03/2024(i) (m)		12,323	12,208,525
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		5,793	5,882,310
8.00%, 01/15/2027		2,883	2,947,078
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		6,162	6,136,685
7.00%, 08/01/2027		2,149	2,165,973
Gulfport Energy Corp. 8.00%, 05/17/2026(a)		3,335	3,381,965
8.00%, 05/17/2026		20	20,144
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		4,243	3,939,431
5.125%, 06/15/2028(a)		2,208	2,152,342
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,324	1,304,589
6.00%, 02/01/2031(a)		1,772	1,722,125
6.25%, 04/15/2032(a)		318	309,240
8.375%, 11/01/2033(a)		5,423	5,862,017
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(a)		2,060	2,121,740
8.875%, 07/15/2028(a)		2,565	2,727,500
ITT Holdings LLC 6.50%, 08/01/2029(a)		10,492	9,851,022
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		1,279	1,316,741
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		10,225	10,228,273
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		1,898	1,932,411
7.50%, 01/15/2028(a) (b)		3,831	3,760,387
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		1,294	1,317,435
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		5,050	4,693,390
6.75%, 09/15/2025(a)		4,202	4,130,050
8.75%, 03/15/2029(a) (b)		7,202	6,530,608

	Principal Amount (000)		U.S. $ Value

NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)	U.S.$	4,536	$4,599,551
8.375%, 02/15/2032(a)		4,536	4,636,520
NuStar Logistics LP 5.625%, 04/28/2027		300	298,392
6.00%, 06/01/2026		300	300,727
6.375%, 10/01/2030		873	892,026
PBF Holding Co. LLC/PBF Finance Corp. 7.875%, 09/15/2030(a)		4,925	5,098,861
Permian Resources Operating LLC 6.25%, 02/01/2033(a)		3,429	3,452,884
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		4,331	4,364,921
Southwestern Energy Co. 5.375%, 02/01/2029		1,481	1,451,572
8.375%, 09/15/2028		153	157,865
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		1,634	1,670,268
Sunoco LP 7.00%, 05/01/2029(a)		3,266	3,365,973
7.25%, 05/01/2032(a)		3,600	3,743,192
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		944	892,797
4.50%, 04/30/2030		300	280,252
5.875%, 03/15/2028		1,917	1,909,353
7.00%, 09/15/2028(a)		283	291,178
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(a)		614	581,595
6.00%, 09/01/2031(a)		269	253,589
Talos Production, Inc. 9.00%, 02/01/2029(a)		1,792	1,889,086
9.375%, 02/01/2031(a)		2,128	2,256,532
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		3,908	3,995,825
Transocean, Inc. 8.75%, 02/15/2030(a)		1,703	1,791,704
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		332	307,220
3.875%, 11/01/2033(a)		3,171	2,751,485
4.125%, 08/15/2031(a)		3,394	3,088,749
6.25%, 01/15/2030(a)		4,175	4,293,920
Venture Global LNG, Inc. 7.00%, 01/15/2030(a)		2,856	2,888,747
8.125%, 06/01/2028(a)		5,462	5,684,058
8.375%, 06/01/2031(a)		5,455	5,730,490
9.50%, 02/01/2029(a)		2,769	3,079,257
9.875%, 02/01/2032(a)		8,379	9,298,945

			239,060,476

Other Industrial – 0.7%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		361	341,143
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		8,346	8,319,649
Gates Corp./DE 6.875%, 07/01/2029(a)		1,249	1,272,737
Pachelbel Bidco SpA 7.125%, 05/17/2031(a)	EUR	2,585	2,899,185
8.07% (EURIBOR 3 Month + 4.25%), 05/17/2031(a) (i)		627	685,352
Resideo Funding, Inc. 6.50%, 07/15/2032(a)	U.S.$	3,631	3,633,319
Ritchie Bros Holdings, Inc. 7.75%, 03/15/2031(a)		2,629	2,767,584
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		1,349	1,389,868

			21,308,837

	Principal Amount (000)		U.S. $ Value

Services – 2.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)	U.S.$	1,397	$1,216,602
9.75%, 07/15/2027(a)		4,763	4,758,430
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,118,630
4.625%, 06/01/2028(a)	U.S.$	13,022	12,006,597
4.875%, 06/01/2028(a)	GBP	3,580	4,215,781
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	7,702,397
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	2,650	2,807,273
APX Group, Inc. 5.75%, 07/15/2029(a)	U.S.$	7,313	7,114,507
Aramark Services, Inc. 5.00%, 02/01/2028(a)		3,832	3,743,634
Block, Inc. 6.50%, 05/15/2032(a)		4,923	5,009,047
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,329,445
Garda World Security Corp. 4.625%, 02/15/2027(a)		1,684	1,622,052
7.75%, 02/15/2028(a)		4,912	5,071,954
8.25%, 08/01/2032(a)		3,046	3,050,569
9.50%, 11/01/2027(a)		495	497,523
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,316,853
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		5,653	2,960,510
Monitronics International, Inc. 9.125%, 04/01/2020(d) (e) (f) (g) (l)		6,914	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(a)		12,261	12,213,115
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	3,382	3,699,325
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	265	261,018
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		2,103	1,839,060

			87,554,322

Technology – 2.3%
Amentum Escrow Corp. 7.25%, 08/01/2032(a)		1,267	1,293,771
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		7,398	6,984,101
Entegris, Inc. 5.95%, 06/15/2030(a)		7,475	7,457,923
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		3,778	3,873,735
Gen Digital, Inc. 6.75%, 09/30/2027(a)		4,989	5,072,211
7.125%, 09/30/2030(a)		2,161	2,233,193
GoTo Group, Inc. 5.50%, 05/01/2028(a)		4,547	2,472,567
Imola Merger Corp. 4.75%, 05/15/2029(a)		2,868	2,700,459
NCR Voyix Corp. 5.125%, 04/15/2029(a)		5,205	4,972,151
Playtika Holding Corp. 4.25%, 03/15/2029(a)		5,315	4,726,291
Rackspace Finance LLC 3.50%, 05/15/2028(a)		11,101	4,811,111
Rocket Software, Inc. 9.00%, 11/28/2028(a)		5,150	5,302,709
Seagate HDD Cayman 8.25%, 12/15/2029		5,469	5,899,089

	Principal Amount (000)		U.S. $ Value

Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)	U.S.$	8,701	$7,596,904
Virtusa Corp. 7.125%, 12/15/2028(a)		3,521	3,340,700
Western Digital Corp. 4.75%, 02/15/2026		4,600	4,525,268

			73,262,183

Transportation - Airlines – 0.6%
American Airlines, Inc. 7.25%, 02/15/2028(a)		1,290	1,288,856
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		6,276	6,232,216
5.75%, 04/20/2029(a)		3,586	3,504,609
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 11.00%, 04/15/2029(a)		4,535	4,317,445
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a) (b)		5,914	3,739,555
United Airlines, Inc. 4.625%, 04/15/2029(a)		1,152	1,089,146

			20,171,827

Transportation - Services – 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a) (b)		6,655	6,130,132
5.375%, 03/01/2029(a)		1,323	1,212,114
5.75%, 07/15/2027(a)		1,477	1,428,903
Avis Budget Finance PLC 7.25%, 07/31/2030(a)	EUR	568	605,081
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		5,428	4,991,655
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	552,708
Boels Topholding BV 5.75%, 05/15/2030(a)		2,472	2,714,289
6.25%, 02/15/2029(a)		2,623	2,942,498
Hertz Corp. (The) 4.625%, 12/01/2026(a) (b)	U.S.$	4,749	3,584,700
5.00%, 12/01/2029(a) (b)		10,055	6,628,381
12.625%, 07/15/2029(a)		1,606	1,740,685
Loxam SAS 6.375%, 05/31/2029(a)	EUR	1,153	1,302,583

			33,833,729

			1,602,238,287

Financial Institutions – 6.1%
Banking – 0.3%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(m)	U.S.$	993	825,792
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)		1,577	1,575,798
9.75%, 03/15/2029(a)		5,284	5,664,589

			8,066,179

Brokerage – 0.9%
AG Issuer LLC 6.25%, 03/01/2028(a)		3,644	3,494,984
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,167	1,192,298
Aretec Group, Inc. 7.50%, 04/01/2029(a) (b)		2,319	2,194,764
10.00%, 08/15/2030(a)		6,737	7,191,525
Hightower Holding LLC 9.125%, 01/31/2030(a)		5,609	5,691,121
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		6,141	6,265,380

	Principal Amount (000)		U.S. $ Value

VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)	U.S.$	3,609	$3,716,809

			29,746,881

Finance – 2.0%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		4,612	4,486,027
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		4,422	3,626,040
Curo SPV LLC 18.00%, 08/02/2027(d) (f)		5,882	6,112,148
Enova International, Inc. 8.50%, 09/15/2025(a)		6,750	6,761,019
9.125%, 08/01/2029(a)		5,072	5,115,150
11.25%, 12/15/2028(a)		2,594	2,797,902
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		2,431	2,489,177
8.00%, 02/15/2027(a)		3,909	4,044,097
8.00%, 06/15/2028(a)		3,918	4,151,122
goeasy Ltd. 7.625%, 07/01/2029(a)		1,862	1,908,302
9.25%, 12/01/2028(a)		3,755	4,026,090
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		6,174	5,737,607
Navient Corp. 4.875%, 03/15/2028		6,959	6,497,788
5.00%, 03/15/2027		1,471	1,423,071
5.625%, 08/01/2033		1,834	1,529,482
6.75%, 06/25/2025		2,395	2,400,843
SLM Corp. 3.125%, 11/02/2026		1,440	1,363,545

			64,469,410

Insurance – 1.1%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		328	302,080
7.50%, 11/06/2030(a)		1,502	1,524,580
8.25%, 02/01/2029(a)		3,788	3,855,259
8.50%, 06/15/2029(a)		3,814	3,922,370
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		1,743	1,768,799
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,299	1,393,073
7.75%, 02/15/2031(a)	U.S.$	2,171	2,202,884
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		1,519	1,530,903
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		1,000	952,442
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		1,999	2,003,977
8.125%, 02/15/2032(a)		646	643,766
HUB International Ltd. 7.25%, 06/15/2030(a)		5,570	5,748,438
7.375%, 01/31/2032(a)		2,719	2,797,679
Panther Escrow Issuer LLC 7.125%, 06/01/2031(a)		4,505	4,621,053

			33,267,303

Other Finance – 0.7%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	8,210,155
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		5,564	4,894,877
3.625%, 10/01/2031(a)		2,379	1,978,872
Encore Capital Group, Inc. 4.875%, 10/15/2025(a)	EUR	1,440	1,551,676
8.50%, 05/15/2030(a)	U.S.$	2,489	2,581,995
9.25%, 04/01/2029(a)		3,332	3,518,351

			22,735,926

	Principal Amount (000)		U.S. $ Value

REITs – 1.1%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)	EUR	8,700	$9,336,226
Agps Bondco PLC 5.50%, 11/13/2026(a) (j)		1,200	411,424
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	5,028	4,760,179
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (j)		3,985	4,095,030
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		602	587,197
5.25%, 07/15/2030(a)		300	288,791
Office Properties Income Trust 9.00%, 09/30/2029(a)		1,999	1,579,192
Service Properties Trust 8.375%, 06/15/2029		2,265	2,253,562
8.625%, 11/15/2031(a)		3,569	3,797,329
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)	EUR	5,665	6,124,443
Vivion Investments SARL 3.00%, 08/08/2024(a)		2,500	2,695,080

			35,928,453

			194,214,152

Utility – 0.5%
Electric – 0.5%
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	340	306,030
3.625%, 02/15/2031(a)		340	297,585
3.875%, 02/15/2032(a)		694	605,819
5.25%, 06/15/2029(a)		300	291,751
10.25%, 03/15/2028(a) (m)		3,572	3,958,057
Vistra Corp. 7.00%, 12/15/2026(a) (m)		3,713	3,732,753
8.00%, 10/15/2026(a) (m)		4,495	4,588,357
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		326	307,731
5.00%, 07/31/2027(a)		300	293,889
5.625%, 02/15/2027(a)		300	297,678

			14,679,650

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		710	686,788

			15,366,438

Total Corporates - Non-Investment Grade (cost $1,902,442,209)			1,811,818,877

CORPORATES - INVESTMENT GRADE – 20.8%
Industrial – 10.2%
Basic – 0.7%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		1,945	1,765,088
Freeport Indonesia PT 4.76%, 04/14/2027(a)		696	687,084
Glencore Funding LLC 5.63%, 04/04/2034(a)		6,131	6,178,210
6.50%, 10/06/2033(a)		4,237	4,528,804
Inversiones CMPC SA 6.125%, 02/26/2034(a)		675	692,971
Nexa Resources SA 6.50%, 01/18/2028(a)		2,179	2,210,323
6.75%, 04/09/2034(a)		2,633	2,676,971
OCP SA 6.75%, 05/02/2034(a)		1,492	1,551,680
Olin Corp. 5.125%, 09/15/2027		540	527,677
5.625%, 08/01/2029		1,167	1,153,523

	Principal Amount (000)		U.S. $ Value

Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)	U.S.$	1,223	$1,278,414

			23,250,745

Capital Goods – 0.7%
Boeing Co. (The) 3.25%, 02/01/2028		1,907	1,778,411
3.625%, 02/01/2031		1,906	1,711,263
5.15%, 05/01/2030		1,666	1,640,497
6.30%, 05/01/2029(a)		3,292	3,404,198
6.53%, 05/01/2034(a)		4,988	5,236,019
Embraer Netherlands Finance BV 5.40%, 02/01/2027		8,145	8,119,588
Regal Rexnord Corp. 6.30%, 02/15/2030		852	883,569
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(a)		665	663,929
Textron Financial Corp. 7.32% (CME Term SOFR 3 Month + 2.00%), 02/15/2042(a) (i)		125	112,132

			23,549,606

Communications - Media – 1.1%
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		2,829	2,831,392
DIRECTV Financing LLC/Directv Financing Co- Obligor, Inc. 5.875%, 08/15/2027(a)		8,766	8,444,771
Paramount Global 4.20%, 06/01/2029		1,024	942,373
4.20%, 05/19/2032		3,016	2,564,084
4.95%, 01/15/2031		2,053	1,867,066
5.50%, 05/15/2033		1,847	1,646,175
6.875%, 04/30/2036		2,053	2,001,111
7.875%, 07/30/2030		1,973	2,091,193
Prosus NV 3.06%, 07/13/2031(a)		6,509	5,394,334
4.03%, 08/03/2050(a)		1,341	913,556
Warnermedia Holdings, Inc. 4.28%, 03/15/2032		4,985	4,323,959
Weibo Corp. 3.375%, 07/08/2030		1,896	1,689,146

			34,709,160

Communications - Telecommunications – 0.1%
Sprint LLC 7.625%, 03/01/2026		137	140,886
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(a)		2,112	1,925,220

			2,066,106

Consumer Cyclical - Automotive – 2.4%
Ford Motor Co. 3.25%, 02/12/2032		14,888	12,508,809
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		388	368,723
4.95%, 05/28/2027		3,213	3,171,757
5.11%, 05/03/2029		1,800	1,762,519
6.80%, 05/12/2028		4,854	5,061,976
7.35%, 11/04/2027		7,208	7,592,273
General Motors Financial Co., Inc. 2.35%, 01/08/2031		1,925	1,614,396
2.70%, 06/10/2031		6,281	5,320,166
3.60%, 06/21/2030		962	883,595
5.75%, 02/08/2031		759	776,967
5.95%, 04/04/2034		35	35,655
6.40%, 01/09/2033		6,351	6,707,702
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)		767	778,176
6.50%, 03/10/2028(a)		13,050	13,481,804

	Principal Amount (000)		U.S. $ Value

Hyundai Capital America 6.10%, 09/21/2028(a)	U.S.$	6,290	$6,545,410
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		393	363,707
2.45%, 09/15/2028(a)		3,310	2,910,384
2.75%, 03/09/2028(a)		5,326	4,814,561
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		434	407,601

			75,106,181

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 4.00%, 08/01/2028(a)		8,433	7,979,000
7.00%, 08/15/2029(a)		1,418	1,481,980
Hasbro, Inc. 6.05%, 05/14/2034		2,233	2,281,097

			11,742,077

Consumer Cyclical - Other – 0.8%
Flutter Treasury Designated Activity Co. 5.00%, 04/29/2029(a)	EUR	297	328,984
6.375%, 04/29/2029(a)	U.S.$	752	763,497
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)		2,056	1,820,845
Las Vegas Sands Corp. 3.90%, 08/08/2029		480	445,814
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	10,396,799
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		900	816,408
4.625%, 04/06/2031(a)		5,800	5,071,716
8.45%, 07/27/2030(a)		900	959,303
Sands China Ltd. 2.85%, 03/08/2029(j)		810	716,541
3.25%, 08/08/2031(j)		675	571,428
4.375%, 06/18/2030(j)		2,225	2,066,257
5.40%, 08/08/2028(j)		3,113	3,070,196

			27,027,788

Consumer Cyclical - Retailers – 0.3%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		4,253	4,082,800
6.125%, 03/15/2032(a)		2,121	2,018,023
VF Corp. 2.80%, 04/23/2027		2,850	2,650,247

			8,751,070

Consumer Non - Cyclical – 1.5%
Altria Group, Inc. 6.875%, 11/01/2033		3,640	4,035,416
BAT Capital Corp. 6.00%, 02/20/2034		1,654	1,720,513
7.75%, 10/19/2032		2,504	2,881,517
Bayer US Finance LLC 6.375%, 11/21/2030(a)		4,276	4,474,078
Cencosud SA 5.95%, 05/28/2031(a)		1,567	1,584,629
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		3,048	2,823,057
4.00%, 03/15/2031(a)		2,554	2,321,371
CVS Health Corp. 5.70%, 06/01/2034		4,283	4,370,620
HCA, Inc. 3.625%, 03/15/2032		2,056	1,851,021
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		3,440	3,440,650
Jazz Securities DAC 4.375%, 01/15/2029(a)		3,761	3,531,045
JBS USA Holding Lux Sarl/JBS USA Food Co/JBS Lux Co. SARL 6.75%, 03/15/2034(a)		4,514	4,833,788

	Principal Amount (000)		U.S. $ Value

Pilgrim’s Pride Corp. 3.50%, 03/01/2032	U.S.$	5,244	$4,551,008
6.875%, 05/15/2034		5,713	6,198,261

			48,616,974

Energy – 1.7%
Apache Corp. 5.10%, 09/01/2040		1,548	1,357,080
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		383	318,114
5.75%, 01/15/2031(a)		788	791,618
Energy Transfer LP 5.60%, 09/01/2034		4,520	4,595,650
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		4,253	4,070,249
6.375%, 04/01/2029(a)		1,154	1,178,403
EQT Corp. 5.75%, 02/01/2034		1,837	1,864,732
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(a)		1,452	1,583,696
KazMunayGas National Co. JSC 4.75%, 04/19/2027(a)		1,189	1,158,157
5.375%, 04/24/2030(a)		5,100	4,975,050
Occidental Petroleum Corp. 5.20%, 08/01/2029		4,409	4,450,954
5.375%, 01/01/2032		4,589	4,642,656
Ovintiv, Inc. 6.25%, 07/15/2033		2,855	2,985,138
6.50%, 02/01/2038		1,273	1,333,890
Raizen Fuels Finance SA 6.45%, 03/05/2034(a)		2,614	2,703,493
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		5,979	4,965,560
TransCanada PipeLines Ltd. 7.79% (CME Term SOFR 3 Month + 2.47%), 05/15/2067(i)		2,500	2,281,407
Var Energi ASA 7.50%, 01/15/2028(a)		2,151	2,290,416
8.00%, 11/15/2032(a)		4,260	4,872,286

			52,418,549

Services – 0.0%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	369	510,623

Technology – 0.2%
Lenovo Group Ltd. 3.42%, 11/02/2030(a)	U.S.$	735	666,094
5.83%, 01/27/2028(a)		2,591	2,649,297
Western Digital Corp. 2.85%, 02/01/2029		203	178,980
3.10%, 02/01/2032		541	445,628
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(a)		1,689	1,450,957

			5,390,956

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		2,971	2,936,448

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		1,634	1,497,029

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(a)		3,847	3,529,622

	Principal Amount (000)		U.S. $ Value

AerCap Global Aviation Trust 6.50%, 06/15/2045(a)	U.S.$	3,384	$3,371,970

			6,901,592

			324,474,904

Financial Institutions – 9.4%
Banking – 7.1%
Ally Financial, Inc. 6.85%, 01/03/2030		1,494	1,564,796
8.00%, 11/01/2031		1,002	1,128,547
Series B 4.70%, 05/15/2026(m)		14,614	13,328,138
Banco Bilbao Vizcaya Argentaria SA 6.03%, 03/13/2035		4,600	4,714,568
Banco de Credito del Peru SA 5.85%, 01/11/2029(a)		2,106	2,151,940
Banco Santander SA 3.225%, 11/22/2032		200	169,623
6.35%, 03/14/2034		2,200	2,258,343
6.92%, 08/08/2033		7,200	7,697,749
9.625%, 05/21/2033(m)		5,000	5,706,059
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		1,500	1,472,000
Bank of America Corp. 2.97%, 02/04/2033		4,583	3,970,039
Series B 8.05%, 06/15/2027		5,500	5,890,200
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		2,963	2,997,620
Bank of New York Mellon Corp. (The) 5.61%, 07/21/2039		1,448	1,465,481
Barclays PLC 5.69%, 03/12/2030		264	268,701
6.125%, 12/15/2025(m)		12,590	12,417,771
7.12%, 06/27/2034		2,695	2,910,060
BNP Paribas SA 4.625%, 02/25/2031(a) (m)		6,256	5,230,505
BPCE SA 6.51%, 01/18/2035(a)		4,495	4,616,529
Series E 0.75%, 03/03/2031(a)	EUR	2,300	2,076,088
4.125%, 03/08/2033(a)		500	551,483
CaixaBank SA 6.04%, 06/15/2035(a)	U.S.$	3,146	3,228,399
6.84%, 09/13/2034(a)		4,443	4,807,847
Capital One Financial Corp. 5.46%, 07/26/2030		7,626	7,696,303
6.05%, 02/01/2035		2,379	2,445,580
7.62%, 10/30/2031		4,386	4,902,231
Citigroup, Inc. 2.56%, 05/01/2032		5,407	4,610,639
5.83%, 02/13/2035		6,057	6,123,874
Series AA 7.625%, 11/15/2028(m)		1,231	1,280,112
Deutsche Bank AG/New York NY 7.08%, 02/10/2034		4,299	4,462,209
7.15%, 07/13/2027		2,202	2,271,619
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		5,097	4,382,469
Series P 8.46% (SOFR + 3.14%),
09/03/2024(i) (m)		5,721	5,729,203
HSBC Holdings PLC 4.60%, 12/17/2030(m)		986	855,881
4.76%, 03/29/2033		3,458	3,278,604
5.73%, 05/17/2032		3,632	3,706,923
6.375%, 03/30/2025(m)		418	417,729
7.40%, 11/13/2034		1,723	1,907,520
8.11%, 11/03/2033		4,333	5,004,116

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 4.20%, 06/01/2032(a)	U.S.$	390	$336,466
4.95%, 06/01/2042(a)		1,000	770,941
5.71%, 01/15/2026(a)		1,145	1,143,295
6.625%, 06/20/2033(a)		3,768	3,981,585
7.20%, 11/28/2033(a)		2,389	2,621,212
JPMorgan Chase & Co. 2.96%, 01/25/2033		3,724	3,243,237
Lloyds Banking Group PLC 4.98%, 08/11/2033		354	345,831
7.50%, 09/27/2025(m)		4,748	4,766,182
7.95%, 11/15/2033		2,276	2,601,451
Morgan Stanley 5.42%, 07/21/2034		3,001	3,045,751
Series G 2.24%, 07/21/2032		5,576	4,657,032
NatWest Group PLC 3.03%, 11/28/2035		830	713,258
6.475%, 06/01/2034		1,166	1,204,565
8.125%, 11/10/2033(m)		1,100	1,137,541
PNC Financial Services Group, Inc. (The) Series R 8.65% (CME Term SOFR 3 Month + 3.30%), 09/01/2024(i) (m)		985	986,682
Santander Holdings USA, Inc. 6.17%, 01/09/2030		1,763	1,813,152
6.565%, 06/12/2029		1,717	1,781,332
Societe Generale SA 5.52%, 01/19/2028(a)		12,052	12,042,135
Standard Chartered PLC 6.19%, 07/06/2027(a)		619	628,541
7.03% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(a) (i) (m)		3,500	3,316,886
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (m)		600	599,447
Synchrony Financial 5.935%, 08/02/2030		2,402	2,417,322
Truist Financial Corp. Series L 8.70% (CME Term SOFR 3 Month + 3.36%), 12/15/2024(i) (m)		5,127	5,150,555
UBS Group AG 5.62%, 09/13/2030(a)		2,383	2,427,763
7.00%, 02/19/2025(a) (m)		6,302	6,299,241
9.25%, 11/13/2028(a) (m)		895	971,056
9.25%, 11/13/2033(a) (m)		812	922,432
UniCredit SpA 1.98%, 06/03/2027(a)		3,605	3,396,753

			223,019,142

Finance – 0.7%
Air Lease Corp. Series B 4.65%, 06/15/2026(m)		5,818	5,592,062
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,274	1,170,992
5.25%, 06/15/2026(a) (m)		2,705	2,641,200
5.95%, 02/15/2029(a)		1,925	1,959,118
Aviation Capital Group LLC 4.875%, 10/01/2025(a)		1,585	1,572,298
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(a)		1,151	1,104,960
Series E 4.25%, 11/07/2027(a)		270	253,462
Huarong Finance 2019 Co., Ltd. Series E 3.25%, 11/13/2024(a)		708	701,345

	Principal Amount (000)		U.S. $ Value

Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)	U.S.$	2,519	$2,456,025
4.875%, 11/22/2026(a)		310	302,346
5.50%, 01/16/2025(a)		3,149	3,133,255
ILFC E-Capital Trust II 7.41% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a) (i)		1,500	1,275,000

			22,162,063

Insurance – 1.3%
Athene Global Funding 5.53%, 07/11/2031(a)		7,141	7,238,916
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	13,232,422
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	10,043,756
MetLife, Inc. 10.75%, 08/01/2039		1,745	2,355,375
Nationwide Mutual Insurance Co. 7.89% (CME Term SOFR 3 Month + 2.29%), 12/15/2024(a) (i)		5,000	5,017,313
Swiss RE Subordinated Finance PLC 5.70%, 04/05/2035(a)		4,600	4,648,571

			42,536,353

REITs – 0.3%
Newmark Group, Inc. 7.50%, 01/12/2029		3,387	3,554,590
Trust Fibra Uno 4.87%, 01/15/2030(a)		4,994	4,470,878
5.25%, 01/30/2026(a)		989	971,693

			8,997,161

			296,714,719

Utility – 1.2%
Electric – 1.2%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(a)		357	298,206
3.95%, 02/12/2030(a)		3,475	3,043,231
AES Andes SA 6.30%, 03/15/2029(a)		991	1,007,411
Alexander Funding Trust II 7.47%, 07/31/2028(a)		1,615	1,727,542
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,858	1,885,089
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		1,958	2,060,188
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		1,606	1,575,628
Electricite de France SA 9.125%, 03/15/2033(a) (m)		1,365	1,514,421
Engie Energia Chile SA 6.375%, 04/17/2034(a)		2,849	2,909,541
Israel Electric Corp., Ltd. 7.75%, 12/15/2027(a)		599	627,375
Series G 4.25%, 08/14/2028(a)		4,560	4,257,900
Kallpa Generacion SA 4.125%, 08/16/2027(a)		1,067	1,019,519
Minejesa Capital BV 4.625%, 08/10/2030(a)		4,301	4,150,711
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		1,465	1,490,830
NRG Energy, Inc. 7.00%, 03/15/2033(a)		1,192	1,281,025
Pacific Gas & Electric Co. 5.55%, 05/15/2029		1,775	1,811,866

	Principal Amount (000)		U.S. $ Value

Palomino Funding Trust I 7.23%, 05/17/2028(a)	U.S.$	5,475	$5,840,849

			36,501,332

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		743	781,777

			37,283,109

Total Corporates - Investment Grade (cost $642,136,402)			658,472,732

EMERGING MARKETS - CORPORATE BONDS – 6.1%
Industrial – 5.4%
Basic – 1.8%
Braskem Idesa SAPI 7.45%, 11/15/2029(a)		6,736	5,422,480
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		4,340	4,011,028
4.50%, 01/31/2030(a)		3,773	3,263,645
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		3,245	3,139,537
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,378	9,996,090
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(a)		1,682	1,693,606
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		8,370	8,233,987
9.375%, 03/01/2029(a)		859	904,585
Indika Energy Tbk PT 8.75%, 05/07/2029(a)		1,398	1,417,223
JSW Steel Ltd. 3.95%, 04/05/2027(a)		813	773,366
5.05%, 04/05/2032(a)		2,171	1,977,645
Sasol Financing USA LLC 5.50%, 03/18/2031		1,785	1,535,100
8.75%, 05/03/2029(a)		5,777	5,975,845
Stillwater Mining Co. 4.00%, 11/16/2026(a)		2,633	2,437,993
4.50%, 11/16/2029(a)		1,878	1,553,576
UPL Corp., Ltd. 4.50%, 03/08/2028(a) (b)		1,707	1,526,707
4.625%, 06/16/2030(a)		2,376	2,008,457
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		2,460	2,014,125

			57,884,995

Capital Goods – 0.2%
Cemex SAB de CV 5.125%, 06/08/2026(a) (m)		4,107	3,996,645
9.125%, 03/14/2028(a) (m)		473	510,556
IHS Holding Ltd. 6.25%, 11/29/2028(a)		537	479,777

			4,986,978

Communications - Media – 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		5,121	4,612,101
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		443	395,794

			5,007,895

Communications - Telecommunications – 0.2%
CT Trust 5.125%, 02/03/2032(a)		1,366	1,219,155
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(d) (h)		690	9,623
HTA Group Ltd./Mauritius 7.50%, 06/04/2029(a)		1,500	1,505,625

	Principal Amount (000)		U.S. $ Value

Millicom International Cellular SA 7.375%, 04/02/2032(a)	U.S.$	931	$934,197
Turk Telekomunikasyon AS 7.375%, 05/20/2029(a) (b)		1,509	1,516,545

			5,185,145

Consumer Cyclical - Automotive – 0.0%
Ford Otomotiv Sanayi AS 7.125%, 04/25/2029(a)		1,490	1,517,938

Consumer Cyclical - Other – 0.9%
Allwyn International AS 3.875%, 02/15/2027(a)	EUR	744	792,110
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	6,251	5,625,900
5.625%, 07/17/2027(a)		3,599	3,430,297
5.75%, 07/21/2028(a)		3,277	3,074,236
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		8,457	8,063,749
5.25%, 06/18/2025(a)		437	432,145
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		1,338	1,339,672
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		671	668,131
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,125,246
5.50%, 01/15/2026(a)		825	810,563
5.50%, 10/01/2027(a)		1,100	1,049,900
5.625%, 08/26/2028(a)		2,442	2,304,638

			29,716,587

Consumer Cyclical - Retailers – 0.1%
Falabella SA 3.375%, 01/15/2032(a)		3,073	2,550,897
3.75%, 10/30/2027(a)		1,198	1,127,992
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d) (e) (f) (g)	ZAR	230	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (f) (g) (h)	U.S.$	5,622	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (f) (g) (h)		3,942	0

			3,678,889

Consumer Non-Cyclical – 0.8%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(d) (f) (h)		2,174	629,466
BRF SA 4.875%, 01/24/2030(a)		1,952	1,781,200
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		1,443	1,376,781
MARB BondCo PLC 3.95%, 01/29/2031(a)		5,583	4,622,445
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		1,117	1,020,384
Rede D’or Finance SARL 4.50%, 01/22/2030(a)		1,018	921,931
4.95%, 01/17/2028(a)		1,237	1,184,041
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	2,758	2,934,790
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	2,251	2,179,953
5.125%, 05/09/2029(b)		2,251	2,173,341
7.875%, 09/15/2029		2,840	3,063,608
8.125%, 09/15/2031		2,840	3,176,582
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d) (e) (f) (g) (h)		13,674	1,367
10.875%, 01/13/2020(d) (e) (f) (g) (h)		2,500	250
11.75%, 02/09/2022(d) (e) (f) (g) (h)		13,613	1,361

			25,067,500

	Principal Amount (000)		U.S. $ Value

Energy – 1.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)	U.S.$	2,026	$1,982,593
Azure Power Solar Energy Pvt. Ltd. 5.65%, 12/24/2024(a)		1,547	1,540,363
Canacol Energy Ltd. 5.75%, 11/24/2028(a)		2,107	1,064,688
Cosan Luxembourg SA 5.50%, 09/20/2029(a)		2,027	1,925,650
Ecopetrol SA 4.625%, 11/02/2031		2,197	1,818,457
8.625%, 01/19/2029		6,145	6,519,845
Geopark Ltd. 5.50%, 01/17/2027(a)		985	923,438
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		2,785	2,641,573
Greenko Solar Mauritius Ltd. 5.55%, 01/29/2025(a)		348	346,611
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		4,218	4,190,319
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		2,565	2,498,332
6.50%, 06/30/2027(a)		3,495	3,277,659
Medco Maple Tree Pte Ltd. 8.96%, 04/27/2029(a)		1,686	1,776,774
MV24 Capital BV 6.75%, 06/01/2034(a)		2,502	2,359,622
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	568,253
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		1,325	1,192,103

			34,626,280

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		1,631	1,547,411

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	536,505

			169,756,123

Utility – 0.6%
Electric – 0.5%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		2,044	2,036,887
AES Andes SA 6.35%, 10/07/2079(a)		1,521	1,503,037
8.15%, 06/10/2055(a)		1,654	1,679,317
Continuum Energy Aura Pte Ltd. 9.50%, 02/24/2027(a)		1,269	1,309,050
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(a)		1,505	1,518,169
Diamond II Ltd. 7.95%, 07/28/2026(a)		2,614	2,653,954
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,606	2,442,310
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,321	1,267,341
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		1,520	1,520,000

			15,930,065

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		613	602,661
9.00%, 01/20/2031(a)		1,375	1,446,240

			2,048,901

			17,978,966

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.1%
Banking – 0.1%
Akbank TAS 7.50%, 01/20/2030(a)	U.S.$	1,051	$1,050,671
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		1,411	1,489,487
Yapi ve Kredi Bankasi AS 9.25%, 10/16/2028(a)		1,500	1,604,535

			4,144,693

Total Emerging Markets - Corporate Bonds (cost $227,216,747)			191,879,782

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.8%
Risk Share Floating Rate – 4.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015- DNA1 Series 2015-DNA1, Class B 14.66% (CME Term SOFR + 9.31%), 10/25/2027(i)		895	943,131
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015- DNA2 Series 2015-DNA2, Class B 13.01% (CME Term SOFR + 7.66%), 12/25/2027(i)		12,996	13,621,322
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015- DNA3 Series 2015-DNA3, Class B 14.81% (CME Term SOFR + 9.46%), 04/25/2028(i)		7,428	8,045,325
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015- HQA1 Series 2015-HQA1, Class B 14.26% (CME Term SOFR + 8.91%), 03/25/2028(i)		12,381	12,986,368
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015- HQA2 Series 2015-HQA2, Class B 15.96% (CME Term SOFR + 10.61%), 05/25/2028(i)		6,937	7,544,075
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015- HQ2 Series 2015-HQ2, Class B 13.41% (CME Term SOFR + 8.06%), 05/25/2025(i)		282	295,658
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016- DNA2 Series 2016-DNA2, Class B 15.96% (CME Term SOFR + 10.61%), 10/25/2028(i)		4,985	5,624,175
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016- DNA3 Series 2016-DNA3, Class B 16.71% (CME Term SOFR + 11.36%), 12/25/2028(i)		4,410	5,050,619
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016- DNA4 Series 2016-DNA4, Class B 14.06% (CME Term SOFR + 8.71%), 03/25/2029(i)		1,801	2,011,171

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016- HQA1 Series 2016-HQA1, Class B 18.21% (CME Term SOFR + 12.86%), 09/25/2028(i)	U.S.$	2,974	$3,436,204
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016- HQA2 Series 2016-HQA2, Class B 16.96% (CME Term SOFR + 11.61%), 11/25/2028(i)		3,902	4,449,928
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 17.21% (CME Term SOFR + 11.86%), 08/25/2028(i)		3,994	4,544,988
Series 2016-C02, Class 1B 17.71% (CME Term SOFR + 12.36%), 09/25/2028(i)		2,872	3,319,387
Series 2016-C03, Class 1B 17.21% (CME Term SOFR + 11.86%), 10/25/2028(i)		7,066	8,146,343
Series 2016-C03, Class 2B 18.21% (CME Term SOFR + 12.86%), 10/25/2028(i)		3,930	4,570,522
Series 2016-C04, Class 1B 15.71% (CME Term SOFR + 10.36%), 01/25/2029(i)		13,194	15,039,197
Series 2016-C05, Class 2B 16.21% (CME Term SOFR + 10.86%), 01/25/2029(i)		11,954	13,745,147
Series 2016-C06, Class 1B 14.71% (CME Term SOFR + 9.36%), 04/25/2029(i)		8,431	9,548,648
Series 2016-C07, Class 2B 14.96% (CME Term SOFR + 9.61%), 05/25/2029(i)		10,224	11,708,460
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.96% (CME Term SOFR + 5.61%), 10/25/2025(a) (i)		1,911	1,958,110
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.71% (CME Term SOFR + 5.36%), 11/25/2025(a) (i)		1,278	1,320,149
Series 2015-WF1, Class 2M2 10.96% (CME Term SOFR + 5.61%), 11/25/2025(a) (i)		614	639,543

			138,548,470

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-42, Class 1A6 6.00%, 01/25/2047		824	446,989
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,868	998,776
Series 2006-24CB, Class A16 5.75%, 08/25/2036		357	190,959
Series 2006-26CB, Class A6 6.25%, 09/25/2036		188	93,639
Series 2006-26CB, Class A8 6.25%, 09/25/2036		711	353,852
Series 2006-HY12, Class A5 4.63%, 08/25/2036		1,796	1,648,267
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		613	422,132
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		598	326,331

	Principal Amount (000)		U.S. $ Value

Series 2007-15CB, Class A19 5.75%, 07/25/2037	U.S.$	348	$201,036
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		333	251,759
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.36%, 05/25/2047		293	259,576
Series 2007-4, Class 22A1 4.44%, 06/25/2047		1,203	1,074,311
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		472	169,050
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.46%, 09/25/2047		317	278,546
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.645%, 03/25/2037		192	157,843
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		513	459,425
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 5.66%, 06/25/2036		228	175,317
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 5.18%, 09/25/2035		1,144	767,026
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		677	563,409
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		493	226,961
Series 2007-A1, Class A8 6.00%, 03/25/2037		857	265,518
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		213	112,911
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.28%, 10/25/2036		1,547	437,325
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.98%, 12/28/2037		997	864,498

			10,745,456

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 6.00% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(i)		2,051	718,671
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 6.00% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(i)		306	119,363
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.71% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(i)		900	210,489
Lehman Mortgage Trust Series 2007-1, Class 3A1 5.71% (CME Term SOFR 1 Month + 0.36%), 02/25/2037(i)		2,853	398,286
Series 2007-1, Class 3A2 1.79% (7.14% - CME Term SOFR 1 Month), 02/25/2037(i) (n)		2,853	217,596
Lehman XS Trust Series 2007-16N, Class 2A2 7.16% (CME Term SOFR 1 Month + 1.81%), 09/25/2047(i)		325	285,621

	Principal Amount (000)		U.S. $ Value

PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 5.78% (CME Term SOFR 1 Month + 0.43%), 02/25/2037(i)	U.S.$	344	$249,806
Series 2007-2, Class 1A3 6.12% (CME Term SOFR 1 Month + 0.77%), 05/25/2037(i)		177	154,833

			2,354,665

Total Collateralized Mortgage Obligations (cost $145,266,210)			151,648,591

BANK LOANS – 3.3%
Industrial – 2.7%
Basic – 0.1%
ASP Unifrax Holdings, Inc. 9.235% (CME Term SOFR 3 Month + 3.75%), 12/12/2025(o)		1,989	1,926,964

Capital Goods – 0.1%
ACProducts Holdings, Inc. 9.85% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(o)		5,153	4,093,725

Communications - Media – 0.4%
Advantage Sales & Marketing, Inc. 9.83% (CME Term SOFR 3 Month + 4.25%), 10/28/2027(o)		3,004	2,883,994
DIRECTV Financing, LLC 10.71% (CME Term SOFR 1 Month + 5.25%), 08/02/2029(o)		2,353	2,347,993
Gray Television, Inc. 8.46% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(o)		8,260	7,616,051

			12,848,038

Communications - Telecommunications – 0.4%
Crown Subsea Communications Holding, Inc. 10.08% (CME Term SOFR 3 Month + 4.75%), 01/30/2031(o)		6,910	6,946,278
Zacapa SARL 9.335% (CME Term SOFR 3 Month + 4.00%), 03/22/2029(o)		7,534	7,526,712

			14,472,990

Consumer Non-Cyclical – 0.5%
Gainwell Acquisition Corp. 9.435% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(d) (o)		6,726	5,969,369
PetSmart LLC 9.19% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(o)		5,662	5,611,610
US Radiology Specialists, Inc. 10.585% (CME Term SOFR 1 Month + 5.25%), 12/15/2027(o)		4,631	4,635,876

			16,216,855

Energy – 0.5%
GIP II Blue Holding LP 9.09% (CME Term SOFR 1 Month + 3.75%), 09/29/2028(o)		9,275	9,346,838
Parkway Generation LLC 10.34% (CME Term SOFR 3 Month + 9.50%), 02/18/2029(d) (o)		5,582	5,620,234

			14,967,072

Other Industrial – 0.2%
American Tire Distributors, Inc. 11.80% (CME Term SOFR 3 Month + 6.25%), 10/20/2028(o)		5,004	3,440,531
Dealer Tire Financial LLC 8.84% (CME Term SOFR 1 Month + 3.50%), 07/02/2031(d) (o)		1,571	1,575,974

			5,016,505

	Principal Amount (000)		U.S. $ Value

Technology – 0.5%
Ascend Learning LLC 11.19% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(o)	U.S.$	2,940	$2,837,100
Boxer Parent Co., Inc. 9.10% (CME Term SOFR 1 Month + 3.75%), 07/03/2031(o)		8,451	8,412,169
FINThrive Software Intermediate Holdings, Inc. 12.21% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(o)		2,810	1,304,908
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(d) (g) (o) (p)		5,905	44,284
Veritas US, Inc. 10.46% (CME Term SOFR 1 Month + 5.00%), 09/01/2025(o)		3,496	3,060,234

			15,658,695

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 9.03% (CME Term SOFR 3 Month + 3.75%), 10/20/2027(o)		818	835,646

			86,036,490

Financial Institutions – 0.4%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.01% (CME Term SOFR 6 Month + 4.50%), 12/11/2028(d) (o)		878	878,053

Insurance – 0.4%
Asurion LLC 9.69% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(o)		6,152	6,123,579
Truist Insurance Holdings 10.085% (CME Term SOFR 3 Month + 4.75%), 05/06/2032(o)		5,540	5,684,428

			11,808,007

			12,686,060

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 9.21% (CME Term SOFR 1 Month + 3.75%), 11/09/2026(o)		7,016	7,010,522

Total Bank Loans (cost $115,637,633)			105,733,072

EMERGING MARKETS - SOVEREIGNS – 2.7%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)		6,204	5,616,559
9.125%, 11/26/2049(a)		286	235,593
9.50%, 11/12/2025(a)		5,861	5,956,241

			11,808,393

Argentina – 0.1%
Argentine Republic Government International Bond 0.75%, 07/09/2030(j)		1,619	875,513
1.00%, 07/09/2029		2,895	1,679,336
4.125%, 07/09/2035(j)		781	326,534

			2,881,383

Bahrain – 0.1%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	435,240
6.75%, 09/20/2029(a)		1,973	2,019,859
7.00%, 10/12/2028(a)		1,673	1,740,438

			4,195,537

	Principal Amount (000)		U.S. $ Value

Cote D’Ivoire – 0.4%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	7,815	$7,160,613
5.75%, 12/31/2032(a) (j)	U.S.$	1,267	1,183,210
6.375%, 03/03/2028(a)		3,087	3,023,331
6.625%, 03/22/2048(a)	EUR	732	616,436

			11,983,590

Dominican Republic – 0.4%
Dominican Republic International Bond 8.625%, 04/20/2027(a)	U.S.$	12,746	13,227,926

Ecuador – 0.0%
Ecuador Government International Bond 5.50%, 07/31/2035(a) (j)		2,564	1,357,969

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(a)		3,699	2,941,861
8.70%, 03/01/2049(a)		612	468,945
8.875%, 05/29/2050(a)		4,471	3,453,848

			6,864,654

El Salvador – 0.2%
El Salvador Government International Bond 6.375%, 01/18/2027(a)		2,919	2,662,683
7.125%, 01/20/2050(a)		2,430	1,601,370
8.625%, 02/28/2029(a)		1,600	1,459,504

			5,723,557

Guatemala – 0.1%
Guatemala Government Bond 6.05%, 08/06/2031(a)		1,520	1,519,088

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		8,820	7,747,819
6.50%, 11/28/2027(a)		2,200	2,024,687
7.14%, 02/23/2030(a)		5,188	4,541,121
7.70%, 02/23/2038(a)		671	522,122

			14,835,749

Senegal – 0.3%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	1,709	1,722,407
6.25%, 05/23/2033(a)	U.S.$	5,674	4,766,160
6.75%, 03/13/2048(a)		3,641	2,616,969

			9,105,536

Ukraine – 0.0%
Ukraine Government International Bond 7.25%, 03/15/2035(a) (j)		1,844	564,264
7.75%, 09/01/2025(a) (j)		2,434	884,759

			1,449,023

Total Emerging Markets - Sovereigns (cost $90,282,381)			84,952,405

COLLATERALIZED LOAN OBLIGATIONS – 1.1%
CLO - Floating Rate – 1.1%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.55% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a) (i)		11,494	11,479,817
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 11.78% (CME Term SOFR 3 Month + 6.48%), 04/15/2034(a) (i)		2,000	1,988,176

	Principal Amount (000)		U.S. $ Value

Bristol Park CLO Ltd. Series 2016-1A, Class DR 8.51% (CME Term SOFR 3 Month + 3.21%), 04/15/2029(a) (i)	U.S.$	5,000	$5,011,570
Elevation CLO Ltd. Series 2020-11A, Class C 7.76% (CME Term SOFR 3 Month + 2.46%), 04/15/2033(a) (i)		3,505	3,492,888
Series 2020-11A, Class D1 9.41% (CME Term SOFR 3 Month + 4.11%), 04/15/2033(a) (i)		5,438	5,377,937
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 11.54% (CME Term SOFR 3 Month + 6.26%), 07/19/2034(a) (i)		350	350,865
LCM 28 Ltd. Series 28A, Class D 8.49% (CME Term SOFR 3 Month + 3.21%), 10/20/2030(a) (i)		500	496,053
OCP CLO Ltd. Series 2021-21A, Class E 11.82% (CME Term SOFR 3 Month + 6.54%), 07/20/2034(a) (i)		2,250	2,258,433
Rad CLO 10 Ltd. Series 2021-10A, Class E 11.395% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a) (i)		3,793	3,798,380

Total Collateralized Loan Obligations (cost $34,276,372)			34,254,119

QUASI-SOVEREIGNS – 1.0%
Quasi-Sovereign Bonds – 1.0%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(a)		3,223	3,272,352
6.44%, 01/26/2036(a)		1,317	1,377,911

			4,650,263

Mexico – 0.6%
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		2,528	2,122,256
4.69%, 05/15/2029(a)		5,319	5,033,104
Petroleos Mexicanos 6.375%, 01/23/2045		2,274	1,502,864
6.49%, 01/23/2027		1,276	1,232,616
6.50%, 01/23/2029		1,644	1,499,246
6.70%, 02/16/2032		2,160	1,841,616
7.69%, 01/23/2050		2,298	1,690,753
8.75%, 06/02/2029		4,483	4,451,651

			19,374,106

South Africa – 0.2%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)		1,951	1,951,000
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		4,870	4,933,919

			6,884,919

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027(a)		202	196,825

Turkey – 0.1%
TC Ziraat Bankasi AS 8.00%, 01/16/2029(a) (b)		1,389	1,420,946
Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(a) (b)		612	638,010

			2,058,956

Total Quasi-Sovereigns (cost $32,827,045)			33,165,069

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 1.0%
United States – 1.0%
U.S. Treasury Bonds 6.125%, 11/15/2027(q) (r)	U.S.$	9,763	$10,357,827
U.S. Treasury Notes 2.375%, 05/15/2029(q)		5,542	5,147,318
3.125%, 11/15/2028(q) (s)		12,054	11,618,732
4.00%, 02/29/2028(q)		4,978	4,963,421

Total Governments - Treasuries (cost $33,699,000)			32,087,298

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		1,200	1,489,324
7.625%, 03/01/2040		1,250	1,530,229
State of Illinois Series 2010 7.35%, 07/01/2035		3,237	3,568,796
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(h)		7,240	6,657,053

Total Local Governments - US Municipal Bonds (cost $12,970,063)			13,245,402

INFLATION - LINKED SECURITIES – 0.4%
Colombia – 0.4%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h) (cost $16,665,790)		58,290,614	12,734,419

COMMERCIAL MORTGAGE - BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		225	12,950
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.15%, 08/10/2044(a)		7,937	6,109,743
Series 2013-GC13, Class D 3.87%, 07/10/2046(a)		1,500	941,625
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.98%, 06/15/2044(a)		2,576	2,237,256
Series 2014-C20, Class D 3.99%, 05/15/2047(a)		2,876	286,425

Total Commercial Mortgage-Backed Securities (cost $13,895,219)			9,587,999

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Floating Rate – 0.3%
Pagaya AI Debt Series 2024-S1, Class ABC 7.18%, 09/15/2031(a) (d)		8,463	8,463,305
Pagaya AI Debt Trust Series 2022-6, Class A4 30.68%, 05/15/2030(a) (d)		169	188,793

			8,652,098

Autos - Fixed Rate – 0.0%
Flagship Credit Auto Trust Series 2019-1, Class E 5.06%, 06/15/2026(a)		531	531,018

Other ABS - Fixed Rate – 0.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT Zero Coupon, 08/15/2044(h)		8	6,410

	Principal Amount (000)			U.S. $ Value

Series 2019-36, Class PT 9.42%, 10/17/2044(h)		U.S.$	37	$35,904

				42,314

Total Asset-Backed Securities (cost $9,209,682)				9,225,430

	Shares

COMMON STOCKS – 0.3%
Consumer Discretionary – 0.1%
Broadline Retail – 0.1%
ATD New Holdings, Inc.(d) (g)			161,762	2,123,126
K201640219 South Africa Ltd. - Class A(d) (f) (g)			64,873,855	65
K201640219 South Africa Ltd. - Class B(d) (f) (g)			10,275,684	10

				2,123,201

Diversified Consumer Services – 0.0%
AG Tracker(d) (f) (g)			297,893	0
Paysafe Ltd.(g)			46,899	984,410

				984,410

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(g)			4,628	184,889

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(d) (f) (g)			14	0

				3,292,500

Financial Institutions – 0.1%
Other Finance – 0.1%
Curo Group Holdings LLC(d) (f) (g)			610,655	2,848,550

Industrials – 0.1%
Electrical Equipment – 0.1%
Exide Technologies(d) (f) (g)			4,045	1,618,000

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(d) (f) (g)			508,189	368,437

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(d) (f) (g)			5,004,988	5
CHC Group LLC(d) (f) (g)			104,383	21

				26

Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp.(g)			135	462
SandRidge Energy, Inc.			1,446	19,651

				20,113

				20,139

Financials – 0.0%
Insurance – 0.0%
Mt. Logan Re, Ltd. (Preference Shares)(d) (g)			2,575	0

Total Common Stocks (cost $72,028,714)				8,147,626

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.1%
Colombia Government International Bond 8.00%, 11/14/2035	U.S.$		1,923	2,005,689

	Principal Amount (000)		U.S. $ Value

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031	U.S.$	1,416	$1,497,420
Panama Notas del Tesoro 3.75%, 04/17/2026		1,503	1,450,666

			2,948,086

Romania – 0.0%
Romanian Government International Bond 6.375%, 01/30/2034(a)		1,114	1,132,102

Total Governments - Sovereign Bonds (cost $5,834,277)			6,085,877

	Shares

PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Trading Companies & Distributors – 0.2%
WESCO International, Inc. Series A 10.625% (cost $5,716,711)		211,900	5,530,590

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(d) (g) (cost $0)		45,881	56,204

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 1.1%
Time Deposits – 0.6%
BBH, New York 3.26%, 08/01/2024	NOK	6,185	566,857
3.33%, 08/01/2024	CAD	3,832	2,775,615
4.16%, 08/01/2024	GBP	46	59,370
6.30%, 08/01/2024	ZAR	114	6,247
Citibank, London 2.54%, 08/01/2024	EUR	118	127,966
JPMorgan Chase, New York 4.68%, 08/01/2024	U.S.$	14,594	14,594,304

Total Time Deposits (cost $18,130,359)			18,130,359

	Shares

Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(t) (u) (v) (cost $15,203,163)		15,203,163	15,203,163

Total Short-Term Investments (cost $33,333,522)			33,333,522

Total Investments - 101.3% (cost $3,393,437,977)(w)			3,201,959,014
Other assets less liabilities – (1.3)%			(41,828,148)

Net Assets – 100.0%			$3,160,130,866

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	2,104	September 2024	$227,001,875	$4,044,977
U.S. Ultra Bond (CBT) Futures	134	September 2024	17,147,813	758,984
Sold Contracts
U.S. Long Bond (CBT) Futures	176	September 2024	21,257,500	(864,875)
U.S. T-Note 10 Yr (CBT) Futures	1,123	September 2024	125,565,438	(3,149,469)

				$789,617

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand
Banking Group Ltd.	EUR	1,477	USD	1,584	08/08/2024	$(15,089)
Bank of America NA	EUR	2,520	USD	2,724	08/08/2024	(3,757)
Brown Brothers Harriman & Co.	EUR	3,990	USD	4,297	08/08/2024	(22,428)
JPMorgan Chase Bank NA	EUR	118,159	USD	127,273	08/08/2024	(639,359)
Morgan Stanley Capital Services LLC	GBP	11,946	USD	15,153	08/29/2024	(208,691)
Morgan Stanley Capital Services LLC	USD	6,651	GBP	5,243	08/29/2024	91,592
Morgan Stanley Capital Services LLC	COP	52,080,005	USD	13,094	09/12/2024	313,108

						$(484,624)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00%	Quarterly	3.31%	USD	86,530	$6,380,504	$5,489,692	$890,812
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	20.36	USD	1,300	(506,881)	(183,234)	(323,647)
iTraxx- XOVER Series 41, 5 Year Index, 06/20/2029*	5.00	Quarterly	2.95	EUR	14,870	1,462,340	1,393,961	68,379

						$7,335,963	$6,700,419	$635,544

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	17,797	$(2,292,542)	$(1,888,334)	$(404,208)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	6,988	(900,167)	(792,288)	(107,879)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,652	(212,862)	(190,167)	(22,695)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	3,891	(501,264)	(437,272)	(63,992)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	2,724	(350,874)	(307,237)	(43,637)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,668	(215,065)	(553,427)	338,362
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	3,364	(433,291)	(372,961)	(60,330)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	110	(14,156)	(12,265)	(1,891)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,066	(137,444)	(111,649)	(25,795)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	11,907	(1,533,826)	(1,537,687)	3,861
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	638	(82,130)	(73,076)	(9,054)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	250	(32,153)	(60,598)	28,445
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	499	(64,472)	(104,370)	39,898
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	499	(64,472)	(104,370)	39,898
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	250	(32,236)	(50,511)	18,275

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	2,821	$(363,368)	$(321,666)	$(41,702)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,248	(161,181)	(308,582)	147,401
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,248	(160,765)	(286,158)	125,393

						$(7,552,268)	$(7,512,618)	$(39,650)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at July 31, 2024
Barclays Capital, Inc.†	USD	6,388	1.00%		—	$6,389,797
Barclays Capital, Inc.†	USD	294	2.25		—	294,129
Barclays Capital, Inc.†	USD	3,852	3.50		—	3,854,151
Barclays Capital, Inc.†	USD	1,623	4.00		—	1,631,491
Barclays Capital, Inc.†	USD	3,821	4.00		—	3,874,020
Barclays Capital, Inc.†	USD	4,663	4.50		—	4,679,984
Barclays Capital, Inc.†	USD	2,284	4.50		—	2,286,785
Barclays Capital, Inc.†	USD	1,922	5.00		—	1,923,847
Clear Street LLC†	USD	634	(1.00	)*	—	633,591
Clear Street LLC†	USD	1,176	3.75		—	1,176,377
Clear Street LLC†	USD	1,787	4.00		—	1,788,477
Jefferies LLC†	USD	6,435	(2.00	)*	—	6,433,055
Jefferies LLC†	USD	1,549	(1.00	)*	—	1,544,190
Jefferies LLC†	USD	1,099	(1.00	)*	—	1,096,257
Jefferies LLC†	USD	106	0.00		—	105,500
Jefferies LLC†	USD	624	0.50		—	625,082
Jefferies LLC†	USD	1,434	3.50		—	1,449,062
Jefferies LLC†	USD	547	4.00		—	551,918
Jefferies LLC†	USD	504	4.75		—	506,541
Standard Chartered Bank	USD	1,558	5.00		8/13/2024	1,559,369

						$42,403,623

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2024.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$38,042,604	$0	$0	$0	$38,042,604
Emerging Markets - Corporate Bonds	800,670	1,559,369	0	0	2,360,039
Quasi-Sovereigns	2,000,980	0	0	0	2,000,980

Total	$40,844,254	$1,559,369	$0	$0	$42,403,623

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $2,315,499,863 or 73.27% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2024.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Defaulted matured security.
(f)	Fair valued by the Adviser.
(g)	Non-income producing security.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.63% of net assets as of July 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	02/04/2013 - 11/12/2019	$1,861,838	$629,466	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT Zero Coupon, 08/15/2044	06/27/2019	8,186	6,410	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 9.42%, 10/17/2044	09/04/2019	36,536	35,904	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	68,692	9,623	0.00%
Exide Technologies 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	16,665,790	12,734,419	0.40%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	5,622,018	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	3,941,905	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013 - 02/19/2015	12,955,187	0	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	10/19/2012 - 01/27/2014	8,550,341	1,367	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	2,486,550	250	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/26/2012 - 02/05/2014	11,383,331	1,361	0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	7,240,000	6,657,053	0.21%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2024.
(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2024.
(k)	Convertible security.
(l)	Escrow Shares.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Inverse interest only security.
(o)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at July 31, 2024.
(p)	Defaulted.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(t)	The rate shown represents the 7-day yield as of period end.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	Affiliated investments.
(w)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $98,357,402 and gross unrealized depreciation of investments was $(288,935,478), resulting in net unrealized depreciation of $(190,578,076).

Currency Abbreviations:

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

NOK – Norwegian Krone

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA. – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

July 31, 2024 (unaudited)

68.5%	United States
4.2%	United Kingdom
2.5%	Canada
2.3%	France
1.9%	Spain
1.6%	Brazil
1.6%	Germany
1.2%	Mexico
1.1%	Luxembourg
1.1%	Australia
1.1%	Italy
1.0%	Colombia
0.9%	India
11.2%	Other
1.1%	Short-Term Investments
(1.3)%	Other Assets less Liabilities

100.0%	Total Net Assets

[1]

The Fund’s country breakdown is expressed as a percentage of total net assets and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Angola, Argentina, Bahrain, Chile, China, Cote D’Ivoire, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Romania, Senegal, Slovenia, South Africa, Sweden, Switzerland, Trinidad and Tobago, Turkey, Ukraine, United Republic of Tanzania, and Zambia.

AB High Income Fund

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3		Total

Assets:
Corporates - Non-Investment Grade	$-0-	$1,805,706,729	$6,112,148	#	$1,811,818,877
Corporates - Investment Grade	-0-	658,472,732	-0-		658,472,732
Emerging Markets - Corporate Bonds	-0-	191,237,715	642,067	#	191,879,782
Collateralized Mortgage Obligations	-0-	151,648,591	-0-		151,648,591
Bank Loans	-0-	91,645,158	14,087,914		105,733,072
Emerging Markets - Sovereigns	-0-	84,952,405	-0-		84,952,405
Collateralized Loan Obligations	-0-	34,254,119	-0-		34,254,119
Quasi-Sovereigns	-0-	33,165,069	-0-		33,165,069
Governments - Treasuries	-0-	32,087,298	-0-		32,087,298
Local Governments - US Municipal Bonds	-0-	13,245,402	-0-		13,245,402
Inflation-Linked Securities	-0-	12,734,419	-0-		12,734,419
Commercial Mortgage-Backed Securities	-0-	9,587,999	-0-		9,587,999
Asset-Backed Securities	-0-	573,332	8,652,098		9,225,430
Common Stocks	1,189,412	-0-	6,958,214	#	8,147,626
Governments - Sovereign Bonds	-0-	6,085,877	-0-		6,085,877
Preferred Stocks	5,530,590	-0-	-0-		5,530,590
Rights	-0-	-0-	56,204		56,204
Short-Term Investments:
Time Deposits	18,130,359	-0-	-0-		18,130,359
Investment Companies	15,203,163	-0-	-0-		15,203,163

Total Investments in Securities	40,053,524	3,125,396,845	36,508,645		3,201,959,014
Other Financial Instruments*:
Assets
Futures	4,803,961	-0-	-0-		4,803,961
Forward Currency Exchange Contracts	-0-	404,700	-0-		404,700
Centrally Cleared Credit Default Swaps	-0-	7,842,844	-0-		7,842,844
Liabilities
Futures	(4,014,344)	-0-	-0-		(4,014,344)
Forward Currency Exchange Contracts	-0-	(889,324)	-0-		(889,324)
Centrally Cleared Credit Default Swaps	-0-	(506,881)	-0-		(506,881)
Credit Default Swaps	-0-	(7,552,268)	-0-		(7,552,268)
Reverse Repurchase Agreements	(42,403,623)	-0-	-0-		(42,403,623)

Total	$(1,560,482)	$3,124,695,916	$36,508,645		$3,159,644,079

#	The Fund held securities with zero market value at period end.
*

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Emerging Markets - Corporate Bonds#	Bank Loans	Asset-Backed Securities
Balance as of 10/31/23	$5,485,103	$932,380	$4,049,487	$1,759,587
Accrued discounts/(premiums)	13,148	18,646	-0-	(303)
Realized gain (loss)	224	8,712	110,845	(14,080)
Change in unrealized appreciation (depreciation)	134,844	(361,865)	(280,696)	(13,318)
Purchases	479,053	53,710	1,566,469	9,050,000
Sales/Paydowns	(224)	(9,516)	(3,245,180)	(2,129,788)
Transfers into Level 3	-0-	-0-	11,886,989	-0-
Transfers out of Level 3	-0-	-0-	-0-	-0-

Balance as of 07/31/24	$6,112,148	$642,067	$14,087,914	$8,652,098

Net change in unrealized appreciation (depreciation) from investments held as of 07/31/24	$134,844	$(361,865)	$(170,946)	$(27,207)

	Common Stocks#	Rights	Total
Balance as of 10/31/23	$24,052,523	$325,354	$36,604,434
Accrued discounts/(premiums)	(508)	-0-	30,983
Realized gain (loss)	2,039,707	(1,041,094)	1,104,314
Change in unrealized appreciation (depreciation)	(17,472,043)	900,870	(17,092,208)
Purchases	13,136,610	-0-	24,285,842
Sales/Paydowns	(14,798,232)	(128,926)	(20,311,866)
Transfers into Level 3	157	-0-	11,887,146
Transfers out of Level 3	-0-	-0-	-0-

Balance as of 07/31/24	$6,958,214	$56,204	$36,508,645

Net change in unrealized appreciation (depreciation) from investments held as of 07/31/24	$(15,178,610)	$(688)	$(15,604,472)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2024. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/24	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$-0-	Qualitative Assessment		$0.00
	$-0-	Recovery		$0.00

	$-0-

Emerging Markets - Corporate Bonds	$629,466	Recovery	Expected Sale Price	$28.95
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$629,466

Common Stocks	$2,848,550	Exchange Offer	Exchange Terms	10.9915959 /1000 new shares
	$1,618,000	Guideline Public Company, Discounted Cash Flow, and Optional Value	Volatility, Weighted Average Cost of Capital, and Discount Rate	$400.00
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$4,466,555

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Expected Sale Price, Exchange Terms and Volatility, Weighted Average Cost of Capital in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2024 is as follows:

Fund	Market Value 10/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$78,576	$545,261	$608,634	$15,203	$1,109